RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500 - Reconciliation of Benefits Paid to Participants (Details) - EBP 004 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Benefits Paid to Participants per the Financial Statements	$ 421,413
Amounts Allocated to Withdrawing Participants	580
Amounts Allocated to Withdrawing Participants at December 31, 2024	(65)
Benefits Paid to Participants per the Form 5500	$ 421,928